Quarterly Holdings Report
for

Fidelity® SAI Municipal Income Fund

September 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIM-QTLY-1120
1.9887617.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	657,376
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$634,071
5% 4/1/26	500,000	616,540
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	7,080,000	8,108,441
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	860,000	965,350

TOTAL ALABAMA		10,981,778

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,681,430
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.008%, tender 1/1/37 (a)(b)	515,000	480,243
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	192,109
5% 5/1/51	190,000	191,349
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	1,255,000	1,323,071
Series 2019, 5%, tender 6/3/24 (a)(c)	6,455,000	7,449,651
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	533,340
5% 7/1/31	645,000	787,119
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	51,791
5% 7/1/48	60,000	61,200
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	709,368
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	155,000	156,440
6% 1/1/48 (d)	945,000	911,764
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,248,158
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	170,000	182,454
Series 2017 A:
5% 7/1/33 (c)	190,000	225,207
5% 7/1/36 (c)	300,000	352,380
5% 7/1/37 (c)	225,000	263,540
Series 2017 B:
5% 7/1/29	430,000	528,358
5% 7/1/33	600,000	720,816
5% 7/1/36	690,000	821,431
5% 7/1/37	430,000	510,462
Series 2019 B, 5% 7/1/35 (c)	2,450,000	2,977,216
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	2,570,000	3,335,038
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	260,000	283,795
5.5% 12/1/29	1,530,000	2,014,123
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	180,648

TOTAL ARIZONA		26,491,071

California - 2.3%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	606,461
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,117
Series 2016, 5% 9/1/29	380,000	472,777
Series 2017, 5% 8/1/30	2,465,000	3,128,332
Series 2020, 4% 11/1/37	1,950,000	2,351,037
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/43 (c)	955,000	1,090,390
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	100,000	84,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	100,000	84,000
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	465,792
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	658,713
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	262,140
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	611,753
5% 6/1/23	655,000	729,749
5% 6/1/24	365,000	421,243
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	764,813
0% 11/1/30 (FSA Insured)	860,000	735,601
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,129
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	875,000	1,052,223
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	685,456
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	354,759
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	823,338
Series 2011, 0% 8/1/46	200,000	94,074
Series B:
0% 8/1/37	1,345,000	934,883
0% 8/1/39	4,095,000	2,663,716
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	195,187
5% 9/1/26	220,000	258,405
5% 9/1/29	455,000	525,816
5% 9/1/31	205,000	234,358
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	781,104
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	476,123
Series 2008 E, 0% 7/1/47 (e)	1,495,000	1,409,172
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	930,000	1,120,455
Series 2019 E, 5% 5/1/50 (c)	1,350,000	1,597,064
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	795,000	896,561
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	995,000	1,122,111
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,773,274
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	893,505
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	258,019
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	562,189
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	876,479
Series 2013 B, 5.5% 8/1/38	170,000	192,260
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	190,000	190,515
5.5% 7/1/38	655,000	657,371
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	372,276

TOTAL CALIFORNIA		33,527,740

Colorado - 3.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	477,403
5% 10/1/43	540,000	588,195
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	310,445
4% 9/1/36	225,000	244,341
5% 9/1/46	1,255,000	1,412,314
Series 2019 A:
5% 11/1/25	1,845,000	2,229,147
5% 11/15/39	2,390,000	3,001,147
Series 2019 A2, 5% 8/1/44	11,775,000	14,084,431
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	740,000	833,040
Series 2019 H, 4.25% 11/1/49	385,000	434,172
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	390,000	441,090
5% 11/15/26 (c)	595,000	731,445
5% 11/15/27 (c)	505,000	632,846
Series 2018 A:
5% 12/1/30 (c)	1,335,000	1,728,344
5% 12/1/34 (c)	880,000	1,186,275
5% 12/1/36 (c)	860,000	1,035,268
5% 12/1/37 (c)	1,720,000	2,064,172
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/28	2,620,000	3,488,006
5% 9/15/29	4,870,000	6,633,865
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	2,400,000	3,150,336
5% 9/1/40	2,800,000	3,188,416
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32	160,000	186,226
Series 2020, 5% 12/1/33 (FSA Insured)	255,000	325,161

TOTAL COLORADO		48,406,085

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	348,684
Series 2015 B, 5% 6/15/32	495,000	578,160
Series 2016 B, 5% 5/15/26	1,235,000	1,522,496
Series 2018 F:
5% 9/15/23	450,000	512,199
5% 9/15/24	560,000	659,170
5% 9/15/25	560,000	678,703
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	104,492
5% 7/1/27	60,000	75,143
5% 7/1/28	110,000	136,038
5% 7/1/29	70,000	85,659
Bonds Series 2014 B, 1.8%, tender 7/1/24 (a)	1,350,000	1,403,757
Series 2016 K, 4% 7/1/46	1,520,000	1,603,874
Series 2019 A:
5% 7/1/26 (d)	1,195,000	1,298,093
5% 7/1/27 (d)	695,000	759,433
5% 7/1/49 (d)	1,430,000	1,473,401
Series 2019 Q-1:
5% 11/1/22	810,000	885,468
5% 11/1/26	870,000	1,081,262
Series 2020 A, 4% 7/1/40	1,330,000	1,512,290
Series K1:
5% 7/1/27	85,000	94,994
5% 7/1/29	220,000	245,038
5% 7/1/30	170,000	188,039
5% 7/1/33	275,000	297,809
5% 7/1/34	130,000	140,288
Series K3, 5% 7/1/43	2,060,000	2,172,888
Connecticut Hsg. Fin. Auth. Series C:
5% 5/15/23 (c)	250,000	278,775
5% 11/15/23 (c)	1,195,000	1,354,724
5% 5/15/24 (c)	2,150,000	2,474,586
5% 11/15/24 (c)	1,000,000	1,171,900
5% 11/15/25 (c)	890,000	1,064,075
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	806,156
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	785,000	868,241
5% 4/1/39 (d)	1,010,000	1,084,609
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	228,643
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,949,124
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,083,237

TOTAL CONNECTICUT		30,221,448

Delaware - 0.2%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,336,660
Series 2020 A, 5% 1/1/31	1,000,000	1,360,980

TOTAL DELAWARE		2,697,640

District Of Columbia - 2.2%
District of Columbia Rev. Series 2018, 5% 10/1/48	7,155,000	8,161,565
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	903,710
5% 10/1/32	900,000	1,129,410
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	525,000	547,717
5% 10/1/23 (c)	560,000	584,175
5% 10/1/24 (c)	505,000	526,543
5% 10/1/25 (c)	680,000	708,451
Series 2017 A:
5% 10/1/28 (c)	1,145,000	1,426,292
5% 10/1/30 (c)	1,420,000	1,740,551
5% 10/1/31 (c)	250,000	304,443
5% 10/1/32 (c)	385,000	465,862
5% 10/1/33 (c)	190,000	228,935
5% 10/1/35 (c)	430,000	515,162
5% 10/1/42 (c)	860,000	1,011,403
Series 2019 A, 5% 10/1/25 (c)	610,000	734,672
Series 2020 A:
5% 10/1/24 (c)	4,770,000	5,574,031
5% 10/1/25 (c)	3,050,000	3,673,359
5% 10/1/26 (c)	2,215,000	2,732,402
5% 10/1/27 (c)	765,000	963,449
5% 10/1/28 (c)	385,000	492,069

TOTAL DISTRICT OF COLUMBIA		32,424,201

Florida - 8.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	359,361
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	165,000	178,875
Series 2012 Q1, 5% 10/1/25	900,000	974,538
Series 2015 C, 5% 10/1/24 (c)	435,000	505,148
Series 2017:
5% 10/1/25 (c)	45,000	53,758
5% 10/1/26 (c)	170,000	207,604
5% 10/1/27 (c)	170,000	211,642
5% 10/1/29 (c)	460,000	563,367
5% 10/1/30 (c)	125,000	152,201
5% 10/1/32 (c)	600,000	721,650
5% 10/1/33 (c)	225,000	269,476
5% 10/1/34 (c)	220,000	262,915
5% 10/1/35 (c)	260,000	309,621
5% 10/1/36 (c)	345,000	409,418
5% 10/1/37 (c)	385,000	455,644
5% 10/1/42 (c)	730,000	853,370
5% 10/1/47 (c)	1,035,000	1,195,404
Series 2019 A, 5% 10/1/49 (c)	2,400,000	2,861,664
Series A:
5% 10/1/23 (c)	245,000	275,444
5% 10/1/28 (c)	515,000	605,336
5% 10/1/30 (c)	600,000	700,188
5% 10/1/31 (c)	515,000	598,569
5% 10/1/32 (c)	480,000	555,638
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	139,932
Series 2012 A:
5% 7/1/24	375,000	403,984
5% 7/1/27	980,000	1,050,932
Series 2015 A:
5% 7/1/24	385,000	446,735
5% 7/1/27	170,000	202,062
Series 2015 B, 5% 7/1/24	475,000	551,166
Series 2016, 5% 7/1/32	380,000	455,586
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,056,509
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	423,412
5% 7/1/32	2,105,000	2,502,003
Series 2016 A, 5% 7/1/33	230,000	279,291
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	798,153
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,242,912
Series 2015 C:
5% 10/1/30	565,000	643,219
5% 10/1/40	345,000	382,336
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	460,155
5% 10/1/31	410,000	502,361
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	689,191
Series 2015 B:
5% 10/1/28	170,000	203,674
5% 10/1/30	310,000	368,469
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	170,000	194,504
Series 2016:
5% 10/1/20 (c)	35,000	35,000
5% 10/1/21 (c)	265,000	276,630
5% 10/1/22 (c)	170,000	184,402
5% 10/1/24 (c)	515,000	598,492
5% 10/1/26 (c)	295,000	359,490
5% 10/1/27 (c)	170,000	211,256
Series 2017 A:
5% 10/1/25 (c)	170,000	203,363
5% 10/1/27 (c)	345,000	428,725
5% 10/1/29 (c)	515,000	628,439
5% 10/1/30 (c)	555,000	672,105
5% 10/1/31 (c)	1,485,000	1,784,495
5% 10/1/32 (c)	1,165,000	1,390,253
5% 10/1/34 (c)	1,035,000	1,227,241
5% 10/1/35 (c)	1,365,000	1,612,829
5% 10/1/36 (c)	1,290,000	1,518,936
5% 10/1/37 (c)	1,075,000	1,262,330
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	240,000	267,170
5% 6/1/24	45,000	51,450
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	530,000	620,710
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	185,679
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	196,427
5% 6/1/28 (FSA Insured)	170,000	196,093
5% 6/1/30 (FSA Insured)	385,000	442,284
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,085,000	1,120,295
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	520,000
Series 2012 A:
5% 10/1/21 (c)	325,000	339,597
5% 10/1/22 (c)	170,000	183,660
5% 10/1/23 (c)	1,325,000	1,430,338
5% 10/1/24 (c)	1,560,000	1,684,660
Series 2014 A:
5% 10/1/28 (c)	860,000	980,486
5% 10/1/33 (c)	1,445,000	1,624,050
5% 10/1/36 (c)	2,730,000	3,053,723
5% 10/1/37	2,225,000	2,518,188
Series 2015 A:
5% 10/1/29 (c)	275,000	319,481
5% 10/1/31 (c)	230,000	265,172
5% 10/1/35 (c)	945,000	1,058,995
Series 2016 A:
5% 10/1/29	250,000	300,585
5% 10/1/31	300,000	357,402
Series 2017 B, 5% 10/1/40 (c)	2,240,000	2,612,736
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	699,374
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	666,258
Series 2014 B:
5% 7/1/26	430,000	498,607
5% 7/1/27	300,000	346,779
5% 7/1/28	170,000	196,166
Series 2016 A:
5% 7/1/32	740,000	884,929
5% 7/1/33	630,000	750,324
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	10,001,837
5% 7/1/25	8,975,000	10,900,586
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	135,000	161,749
5% 5/1/29	700,000	829,983
Series 2016 A:
5% 5/1/30	1,295,000	1,570,382
5% 5/1/32	1,720,000	2,074,354
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,167,773
Series 2016 A, 5% 10/1/44	395,000	455,735
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,060,233
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	205,000	213,997
5% 10/1/23 (c)	230,000	257,635
5% 10/1/24 (c)	235,000	271,594
5% 10/1/27 (c)	170,000	204,726
5% 10/1/29 (c)	180,000	213,692
5% 10/1/30 (c)	320,000	377,974
5% 10/1/31 (c)	225,000	264,674
5% 10/1/32 (c)	345,000	403,802
5% 10/1/33 (c)	740,000	862,929
5% 10/1/34 (c)	775,000	902,030
5% 10/1/35 (c)	815,000	945,661
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	126,701
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	979,630
5% 8/1/29	1,030,000	1,242,427
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,041,305
5% 10/1/32	1,080,000	1,293,635
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	487,177
5% 8/15/26	585,000	719,439
5% 8/15/27	385,000	483,495
5% 8/15/28	260,000	323,071
5% 8/15/30	560,000	686,297
5% 8/15/31	540,000	658,687
5% 8/15/32	400,000	485,212
5% 8/15/34	1,115,000	1,343,419
5% 8/15/35	740,000	888,644
5% 8/15/42	1,135,000	1,338,086
5% 8/15/47	1,685,000	1,971,972
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	212,331
Series 2015 A, 5% 12/1/40	380,000	421,386
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,473,080
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	428,496
5% 9/1/25	70,000	75,585
Series 2020 A:
0% 9/1/37	800,000	465,560
0% 9/1/49	2,600,000	873,028
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	274,385
5% 10/15/49	420,000	508,612
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	205,882
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,035,062
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	354,041
5% 8/1/26	60,000	69,598

TOTAL FLORIDA		123,650,610

Georgia - 3.0%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	470,000	562,270
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	204,223
Series 2018 B, 5% 11/1/47	1,630,000	1,998,706
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	350,706
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,917,382
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,646,440
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	2,100,000	2,540,202
Series 2019 B, 5%, tender 7/1/29 (a)	1,700,000	2,146,947
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,092,050
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	536,455
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	900,000	1,027,125
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	422,389
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	645,796
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	410,999
5% 8/1/39	355,000	400,184
5% 8/1/43	470,000	538,380
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,585,728
4% 7/1/43	1,475,000	1,609,741
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,860,871
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	865,000	981,204
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	679,374
5% 4/1/30	345,000	383,416
5% 4/1/44	1,155,000	1,252,817
Series 2020 B:
4% 9/1/37	1,345,000	1,619,784
4% 9/1/38	1,750,000	2,099,948
5% 9/1/25	1,240,000	1,523,290
5% 9/1/32	1,265,000	1,699,755

TOTAL GEORGIA		44,736,182

Hawaii - 0.9%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	1,290,000	1,473,245
5% 7/1/45 (c)	1,000,000	1,136,200
Series 2018 A:
5% 7/1/29 (c)	220,000	272,646
5% 7/1/30 (c)	260,000	319,948
5% 7/1/31 (c)	250,000	305,825
5% 7/1/32 (c)	260,000	315,736
5% 7/1/33 (c)	260,000	314,153
Honolulu City & County Gen. Oblig. (Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	8,569,920
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	270,000	289,078
5.25% 8/1/24 (c)	345,000	383,951
5.25% 8/1/25 (c)	430,000	477,782

TOTAL HAWAII		13,858,484

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	180,000	201,154
Illinois - 18.4%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	309,518
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	331,794
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	420,338
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	430,697
Series 2010 F, 5% 12/1/20	225,000	226,177
Series 2011 A:
5% 12/1/41	995,000	1,004,731
5.25% 12/1/41	615,000	623,444
5.5% 12/1/39	1,360,000	1,385,446
Series 2012 A, 5% 12/1/42	1,585,000	1,608,918
Series 2015 C, 5.25% 12/1/39	295,000	312,110
Series 2016 B, 6.5% 12/1/46	140,000	163,649
Series 2017 A, 7% 12/1/46 (d)	480,000	592,157
Series 2017 C:
5% 12/1/22	455,000	481,677
5% 12/1/23	390,000	421,356
5% 12/1/24	990,000	1,086,179
5% 12/1/25	565,000	629,094
5% 12/1/26	165,000	185,447
5% 12/1/30	440,000	487,604
Series 2017 D:
5% 12/1/23	510,000	550,193
5% 12/1/24	215,000	235,887
5% 12/1/31	515,000	567,932
Series 2018 A:
5% 12/1/25	170,000	189,285
5% 12/1/26	170,000	191,066
5% 12/1/28	815,000	924,186
5% 12/1/30	345,000	386,090
5% 12/1/32	200,000	220,502
5% 12/1/35	170,000	185,407
Series 2018 C, 5% 12/1/46	1,315,000	1,400,212
Series 2019 A:
5% 12/1/28	570,000	646,363
5% 12/1/30	1,155,000	1,297,308
5% 12/1/31	655,000	731,301
5% 12/1/33	1,545,000	1,705,448
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/29	2,965,000	3,206,232
5% 1/1/30	5,100,000	5,522,331
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	800,000	873,464
Series 2014 A:
5% 1/1/27 (c)	1,780,000	1,981,443
5% 1/1/28 (c)	3,295,000	3,655,704
5% 1/1/33 (c)	925,000	1,014,216
5% 1/1/34 (c)	450,000	492,512
Series 2016 A, 5% 1/1/28 (c)	345,000	402,556
Series 2016 B:
4% 1/1/35	270,000	290,847
5% 1/1/36	345,000	397,381
5% 1/1/37	465,000	534,234
5% 1/1/46	1,220,000	1,386,676
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,185,203
Series 2013 D, 5% 1/1/27	550,000	603,576
Series 2015 A:
5% 1/1/31 (c)	1,040,000	1,196,478
5% 1/1/32 (c)	2,100,000	2,408,469
Series 2015 C:
5% 1/1/24 (c)	245,000	276,728
5% 1/1/46 (c)	410,000	461,918
Series 2016 B, 5% 1/1/34	1,050,000	1,211,700
Series 2016 C:
5% 1/1/33	470,000	543,945
5% 1/1/34	545,000	628,930
Series 2016 G:
5% 1/1/37 (c)	345,000	400,290
5% 1/1/42 (c)	345,000	395,053
5.25% 1/1/29 (c)	60,000	72,785
5.25% 1/1/31 (c)	70,000	83,983
Series 2017 A, 5% 1/1/31	610,000	732,061
Series 2017 B:
5% 1/1/35	360,000	422,345
5% 1/1/37	1,470,000	1,713,035
Series 2017 C:
5% 1/1/30	105,000	126,869
5% 1/1/31	105,000	126,011
5% 1/1/32	110,000	130,914
Series 2017 D:
5% 1/1/28 (c)	515,000	621,893
5% 1/1/29 (c)	430,000	515,273
5% 1/1/32 (c)	465,000	548,588
5% 1/1/34 (c)	700,000	819,063
5% 1/1/35 (c)	515,000	601,226
5% 1/1/36 (c)	640,000	744,774
5% 1/1/37 (c)	345,000	400,290
Series 2018 A:
5% 1/1/37 (c)	3,500,000	4,224,675
5% 1/1/39 (c)	3,420,000	4,103,350
5% 1/1/48 (c)	570,000	668,211
5% 1/1/53 (c)	975,000	1,134,071
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	455,000	519,414
5% 7/1/48 (c)	1,875,000	2,098,763
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,492,956
Series 2017, 5% 12/1/46	705,000	809,573
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	374,910
5% 6/1/23	310,000	344,615
5% 6/1/24	50,000	57,459
5% 6/1/25	50,000	59,284
5% 6/1/26	40,000	48,577
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	373,908
Series 2012 C, 5% 12/15/21	170,000	178,150
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	120,636
5.25% 11/15/33	3,100,000	3,112,462
Series 2010 G, 5% 11/15/25	585,000	587,732
Series 2012 C, 5% 11/15/24	1,910,000	2,068,377
Series 2016 A:
5% 11/15/26	980,000	1,193,081
5% 11/15/27	480,000	581,011
5% 11/15/28	630,000	757,436
5% 11/15/29	780,000	933,278
5% 11/15/30	860,000	1,024,303
Illinois Fin. Auth. Series 2020 A, 4% 5/15/50 (f)	6,000,000	6,649,380
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	240,381
5% 8/1/30	155,000	176,317
5% 8/1/32	210,000	236,769
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	185,417
5% 10/1/29	170,000	200,969
5% 10/1/30	170,000	200,059
5% 10/1/35	345,000	398,837
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,970,611
5% 5/15/43	7,175,000	8,543,057
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	219,930
4% 2/15/33	45,000	50,847
5% 2/15/25	40,000	47,574
5% 2/15/26	525,000	643,829
5% 2/15/29	1,060,000	1,310,107
5% 2/15/36	240,000	288,430
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	184,606
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	96,897
Series 2012 A:
5% 5/15/22	375,000	399,724
5% 5/15/23	50,000	53,283
Series 2012:
4% 9/1/32	1,510,000	1,572,061
5% 9/1/32	325,000	346,476
5% 9/1/38	4,520,000	4,835,089
5% 11/15/43	900,000	951,597
Series 2013:
5% 11/15/24	85,000	92,800
5% 11/15/27	15,000	16,272
5% 11/15/28	495,000	535,600
5% 11/15/29	240,000	259,214
Series 2015 A:
5% 11/15/21	105,000	110,231
5% 11/15/45	555,000	627,455
Series 2015 B, 5% 11/15/27	545,000	639,138
Series 2015 C:
4.125% 8/15/37	150,000	160,433
5% 8/15/35	1,285,000	1,454,684
5% 8/15/44	6,275,000	6,953,139
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	184,817
5% 8/15/25 (Escrowed to Maturity)	410,000	500,413
5% 7/1/28	210,000	251,845
5% 2/15/29	885,000	1,051,867
5% 2/15/30	935,000	1,106,591
5% 7/1/30	120,000	142,184
5% 2/15/31	755,000	890,017
5% 7/1/31	215,000	253,713
5% 2/15/32	730,000	857,071
5% 7/1/33	110,000	128,707
5% 7/1/34	860,000	1,003,981
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	138,886
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	113,634
5% 7/1/36	445,000	516,583
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	441,910
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	134,091
Series 2016 B:
5% 8/15/31	1,270,000	1,529,829
5% 8/15/32	1,040,000	1,246,284
5% 8/15/34	1,295,000	1,542,073
5% 8/15/36	1,805,000	2,135,838
Series 2016 C:
3.75% 2/15/34	250,000	276,568
4% 2/15/36	1,070,000	1,198,100
4% 2/15/41	2,940,000	3,251,023
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	164,300
5% 2/15/24	115,000	132,110
5% 2/15/30	1,335,000	1,641,850
5% 2/15/31	4,825,000	5,906,572
5% 2/15/32	760,000	925,984
5% 2/15/34	605,000	731,270
5% 2/15/41	1,190,000	1,408,734
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	6,085
5% 5/15/29	215,000	255,280
5% 12/1/29	295,000	348,085
5% 5/15/30	455,000	537,892
5% 12/1/46	805,000	910,801
Series 2017 A, 5% 8/1/42	150,000	163,851
Series 2017:
5% 1/1/29	575,000	728,031
5% 7/1/34	965,000	1,200,180
5% 7/1/35	810,000	1,004,465
Series 2018 A:
4.25% 1/1/44	530,000	592,264
5% 1/1/38	2,140,000	2,526,570
5% 1/1/44	3,200,000	3,734,272
Series 2019, 4% 9/1/35	490,000	503,313
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	536,471
Series 2012 A, 4% 1/1/23	435,000	441,682
Series 2012:
5% 8/1/21	415,000	424,915
5% 3/1/23	885,000	911,152
5% 8/1/23	790,000	835,006
Series 2013:
5% 1/1/22	505,000	506,111
5.5% 7/1/24	170,000	181,076
5.5% 7/1/25	900,000	958,086
Series 2014:
5% 2/1/22	180,000	186,520
5% 2/1/23	760,000	796,936
5% 2/1/25	625,000	663,213
5% 2/1/26	470,000	497,373
5% 4/1/28	395,000	415,406
5% 5/1/28	370,000	389,277
5.25% 2/1/31	75,000	78,408
Series 2016:
5% 11/1/20	805,000	806,875
5% 2/1/23	310,000	325,066
5% 2/1/24	1,725,000	1,835,814
5% 6/1/25	1,515,000	1,640,669
5% 11/1/25	515,000	560,392
5% 6/1/26	205,000	224,114
5% 2/1/27	1,160,000	1,274,272
Series 2017 D:
5% 11/1/21	2,100,000	2,156,490
5% 11/1/22	4,110,000	4,279,579
5% 11/1/23	4,305,000	4,540,871
5% 11/1/24	6,025,000	6,419,999
5% 11/1/25	8,065,000	8,670,036
5% 11/1/26	1,810,000	1,954,402
5% 11/1/27	600,000	650,904
5% 11/1/28	3,275,000	3,521,084
Series 2019 B:
5% 9/1/21	990,000	1,016,017
5% 9/1/22	970,000	1,016,133
5% 9/1/23	990,000	1,047,945
5% 9/1/24	990,000	1,061,924
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,532,948	1,646,447
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	827,162
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,760,579
Series 2016 A:
5% 12/1/31	1,210,000	1,444,438
5% 12/1/32	1,775,000	2,110,937
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	535,000	530,222
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,420,141
5% 2/1/35	860,000	1,011,618
5% 2/1/36	1,480,000	1,735,951
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	309,614
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	851,382
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,040,124
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	4,855,754
0% 6/15/44 (FSA Insured)	10,070,000	4,378,134
0% 6/15/45 (FSA Insured)	5,250,000	2,189,040
0% 6/15/47 (FSA Insured)	625,000	240,238
Series 2012 B, 0% 12/15/51	2,255,000	568,982
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	215,279
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	487,680
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	934,435
Series 1996 A, 0% 6/15/24	525,000	489,715
Series 2017 B:
5% 12/15/25	170,000	192,088
5% 12/15/26	570,000	652,456
5% 12/15/27	60,000	69,641
5% 12/15/31	115,000	130,694
5% 12/15/34	70,000	78,621
Series 2020 A, 5% 6/15/50	1,900,000	2,105,637
Series 2020 B, 5% 6/15/42	2,305,000	2,611,703
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,682,762
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	5,019,932
5% 6/1/28	475,000	573,534
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	849,593
Series 2013:
6% 10/1/42	945,000	1,040,360
6.25% 10/1/38	935,000	1,040,711
Series 2018 A, 5% 4/1/30	715,000	881,759
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	1,000,121
Will County Illinois Series 2016:
5% 11/15/31	280,000	338,414
5% 11/15/32	215,000	259,466
5% 11/15/33	260,000	313,110
5% 11/15/34	260,000	312,406

TOTAL ILLINOIS		271,520,989

Indiana - 1.0%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	838,058
Series 2015 A, 5.25% 2/1/32	1,215,000	1,411,794
Series 2016:
4% 9/1/21	70,000	72,375
5% 9/1/22	50,000	54,080
5% 9/1/23	75,000	84,161
5% 9/1/24	115,000	133,525
5% 9/1/26	225,000	276,424
5% 9/1/27	110,000	134,395
5% 9/1/28	530,000	642,519
5% 9/1/29	260,000	313,664
5% 9/1/30	240,000	288,230
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	480,581
Series 2015 A, 5% 10/1/30	830,000	969,025
Series 2011 A, 5.25% 10/1/25	300,000	314,745
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,415,984
Series 2016:
4% 1/1/32 (c)	170,000	185,555
4% 1/1/33 (c)	170,000	184,705
4% 1/1/34 (c)	215,000	232,856
4% 1/1/35 (c)	480,000	518,750
5% 1/1/26 (c)	180,000	213,865
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	370,000	410,219
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	262,117
5% 7/1/35	405,000	516,019
5% 7/1/36	440,000	558,461
5% 7/1/37	410,000	518,720
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	1,985,688
Series 2020, 4% 4/1/37	830,000	904,750
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	300,000	327,120

TOTAL INDIANA		14,248,385

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	254,974
5% 5/15/48	280,000	295,131
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (c)	400,000	425,668
5% 12/1/29 (c)	1,050,000	1,264,925

TOTAL IOWA		2,240,698

Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	775,000	901,868
5% 9/1/45	1,170,000	1,351,385

TOTAL KANSAS		2,253,253

Kentucky - 2.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	111,198
5% 1/1/22	125,000	131,855
5% 1/1/23	75,000	82,199
5% 1/1/28	275,000	328,202
5% 1/1/31	260,000	305,620
5% 1/1/32	260,000	304,442
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,753,227
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	213,806
5% 5/1/27	505,000	630,412
5% 5/1/29	935,000	1,175,809
5% 5/1/32	245,000	306,564
5% 5/1/33	190,000	236,501
5% 5/1/34	215,000	266,576
5% 5/1/35	130,000	157,680
5% 5/1/36	110,000	132,922
Series B, 5% 8/1/23	1,205,000	1,355,324
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	9,405,000	10,879,046
Series A:
4% 12/1/21	500,000	519,615
4% 6/1/24	500,000	558,130
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,270,000	1,429,753
Series 2020 C, 5%, tender 10/1/26 (a)	435,000	531,044
Series 2020 D, 5%, tender 10/1/29 (a)	525,000	666,293
Series 2013 A:
5.5% 10/1/33	585,000	651,825
5.75% 10/1/38	1,510,000	1,681,249
Series 2020 A, 5% 10/1/37	1,220,000	1,510,897
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,414,953

TOTAL KENTUCKY		29,335,142

Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	580,405
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	308,121
5% 12/15/25	535,000	653,096
5% 12/15/26	215,000	268,778
5% 12/15/28	345,000	424,702
5% 12/15/29	245,000	300,137
5% 12/15/30	480,000	585,317
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	240,000	275,897
5% 1/1/29 (c)	895,000	1,020,909
5% 1/1/30 (c)	1,205,000	1,370,266
5% 1/1/31 (c)	430,000	487,650
5% 1/1/40 (c)	3,725,000	4,156,318
Series 2017 B:
5% 1/1/27 (c)	70,000	84,438
5% 1/1/28 (c)	40,000	47,880
5% 1/1/32 (c)	70,000	81,775
5% 1/1/33 (c)	120,000	139,583
5% 1/1/34 (c)	35,000	40,509
5% 1/1/35 (c)	70,000	80,834
5% 1/1/37 (c)	1,000,000	1,147,690
Series 2017 D2:
5% 1/1/27 (c)	85,000	102,531
5% 1/1/28 (c)	125,000	149,626
5% 1/1/31 (c)	110,000	129,152
5% 1/1/33 (c)	175,000	203,558
5% 1/1/34 (c)	210,000	243,054
5% 1/1/36 (c)	160,000	184,176
5% 1/1/37 (c)	265,000	304,138

TOTAL LOUISIANA		13,370,540

Maine - 0.8%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	833,176
Series 2011, 7.5% 7/1/32	1,190,000	1,226,426
Series 2013, 5% 7/1/25	305,000	332,935
Series 2016 A:
4% 7/1/41	405,000	413,801
4% 7/1/46	555,000	561,560
5% 7/1/41	1,790,000	1,934,650
5% 7/1/46	4,775,000	5,121,952
Series 2017 B:
4% 7/1/25	75,000	83,126
4% 7/1/31	120,000	131,987
4% 7/1/32	85,000	92,985
4% 7/1/34	175,000	189,506
5% 7/1/26	55,000	65,205
5% 7/1/28	90,000	107,769
5% 7/1/29	70,000	83,089
5% 7/1/33	170,000	196,741
5% 7/1/35	130,000	149,599
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	212,022
5% 7/1/36	450,000	525,515
5% 7/1/38	115,000	133,780

TOTAL MAINE		12,395,824

Maryland - 0.4%
City of Westminster Series 2016:
5% 11/1/27	445,000	507,545
5% 11/1/28	475,000	538,688
5% 11/1/29	500,000	563,165
5% 11/1/30	530,000	592,063
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,050,000	1,173,711
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	248,200
5% 6/1/35	345,000	386,945
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	310,000	306,451
5% 3/31/46 (c)	515,000	508,861
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	638,462
Series 2015, 5% 7/1/24	130,000	149,282
Series 2016 A:
4% 7/1/42	295,000	311,635
5% 7/1/35	120,000	136,150
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	80,000	80,000

TOTAL MARYLAND		6,141,158

Massachusetts - 4.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	322,041
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	839,959
5% 7/1/34	725,000	892,482
Series 2017, 4% 7/1/41	1,720,000	1,929,066
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	184,236
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	204,066
5% 10/1/28	180,000	208,789
5% 10/1/29	190,000	219,119
5% 10/1/31	210,000	239,104
5% 10/1/32	220,000	248,589
Series 2016:
5% 10/1/29	170,000	204,507
5% 10/1/30	260,000	311,353
5% 7/1/31	290,000	341,350
5% 10/1/31	280,000	333,928
5% 10/1/43	1,500,000	1,660,035
Series 2019, 5% 9/1/59	4,040,000	4,842,425
Series 2020 A:
4% 7/1/45	3,170,000	3,328,215
5% 10/15/26	10,750,000	13,700,553
5% 10/15/28	1,500,000	2,010,450
5% 10/15/29	5,000,000	6,849,550
5% 10/15/30	5,000,000	6,996,350
Series BB1, 5% 10/1/46	70,000	81,707
Series M:
4% 10/1/50	3,170,000	3,349,264
5% 10/1/45	2,390,000	2,804,761
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (c)	955,000	1,018,775
Series 2016, 5% 7/1/24 (c)	1,400,000	1,583,330
Massachusetts Gen. Oblig. Series 2017 A:
5% 4/1/36	365,000	449,231
5% 4/1/42	1,380,000	1,673,443
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	110,000	110,495
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	434,297
5% 7/1/34	185,000	222,673
5% 7/1/38	270,000	321,640
Series 2016 B, 5% 7/1/43 (c)	1,480,000	1,706,484
Series 2019 A, 5% 7/1/40 (c)	500,000	617,885
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	1,485,000	1,738,846

TOTAL MASSACHUSETTS		61,978,998

Michigan - 2.2%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	456,609
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	740,453
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	507,515
5% 7/1/48	1,815,000	2,177,292
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	488,025
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30 (Pre-Refunded to 4/15/30 @ 100)	860,000	1,042,535
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	656,734
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	535,673
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	60,000	61,926
Series 2012, 5% 11/15/42	1,785,000	1,892,171
Series 2015 MI, 5% 12/1/24	765,000	905,393
Series 2016, 5% 11/15/41	325,000	381,631
Series MI, 5.5% 12/1/27	820,000	996,710
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	316,491
Series 2012 A, 5% 6/1/26	345,000	368,626
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	700,000	781,396
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,235,669
5% 3/1/41	1,075,000	1,298,439
5% 3/1/44	2,100,000	2,518,131
5% 3/1/50	3,400,000	4,043,008
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	596,276
5% 11/1/31	435,000	527,764
5% 11/1/36	45,000	53,787
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,264,524
Series 2020 A, 4% 4/1/45	1,500,000	1,797,375
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	1,205,000	1,430,962
Series 2015 G, 5% 12/1/28 (c)	945,000	1,117,009
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	288,173
4% 12/1/34 (FSA Insured)	210,000	236,723
4% 12/1/35 (FSA Insured)	205,000	230,238
4% 12/1/36 (FSA Insured)	215,000	240,626
5% 12/1/31	65,000	79,099
5% 12/1/32	65,000	78,656
5% 12/1/34	120,000	144,726
5% 12/1/35	110,000	132,188
5% 12/1/37	75,000	89,297
Series 2017 B:
5% 12/1/29 (c)	105,000	126,719
5% 12/1/30 (c)	120,000	143,802
5% 12/1/31 (c)	140,000	166,835
5% 12/1/32 (c)	90,000	106,915
5% 12/1/32 (c)	110,000	130,273
5% 12/1/34 (c)	105,000	123,938
5% 12/1/35 (c)	110,000	129,374
5% 12/1/37 (c)	145,000	169,491
5% 12/1/42 (c)	170,000	196,272
Series 2018 B, 5% 12/1/48 (c)	1,000,000	1,161,800
Series 2018 D, 5% 12/1/29 (c)	800,000	990,264

TOTAL MICHIGAN		33,157,533

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	550,674
Series 2017:
4% 5/1/21	85,000	86,372
5% 5/1/25	140,000	161,160
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	153,225
5% 10/1/45	285,000	319,878
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	226,765

TOTAL MINNESOTA		1,498,074

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	132,656
5% 3/1/31	130,000	143,057
5% 3/1/36	260,000	280,959
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,767
5% 9/1/27	85,000	85,318
5% 9/1/28	170,000	170,634
5% 9/1/29	170,000	170,626
5% 9/1/30	240,000	240,869
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	500,000	604,505
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	187,209
3.25% 2/1/28	170,000	187,512
4% 2/1/40	140,000	151,977
5% 2/1/29	215,000	256,310
5% 2/1/31	445,000	526,524
5% 2/1/33	495,000	580,318
5% 2/1/36	465,000	539,925
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	230,000	257,480
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	271,616

TOTAL MISSOURI		4,993,262

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	265,000	279,959
Series 2019 B, 4% 6/1/50	115,000	131,409

TOTAL MONTANA		411,368

Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	5,825,000	6,694,906
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	188,975
5% 7/1/36	120,000	141,198
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	630,000	694,714
Series 2019 E, 3.75% 9/1/49 (c)	730,000	791,116
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	501,985
5% 1/1/40	195,000	228,846
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	130,000	141,788
5% 12/15/23 (c)	130,000	146,575
5% 12/15/25 (c)	70,000	83,474
5% 12/15/26 (c)	250,000	305,093
5% 12/15/27 (c)	170,000	205,669
5% 12/15/30 (c)	260,000	310,206
5% 12/15/31 (c)	135,000	160,793
5% 12/15/33 (c)	140,000	165,007
5% 12/15/35 (c)	345,000	405,537
5% 12/15/36 (c)	85,000	99,563
Series 2017 C, 5% 12/15/21 (c)	70,000	73,529

TOTAL NEBRASKA		11,338,974

Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,354,508
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	385,000	414,114
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,035,000	1,043,829
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	946,304
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	355,000	397,923
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	2,100,000	2,145,675

TOTAL NEVADA		7,302,353

New Hampshire - 1.2%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,496,778	1,616,430
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	604,934
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	262,624
5% 8/1/29	185,000	229,953
5% 8/1/30	170,000	210,154
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	551,615
5% 7/1/32	660,000	818,624
5% 7/1/33	600,000	740,658
5% 7/1/34	920,000	1,132,529
5% 7/1/35	965,000	1,183,987
5% 7/1/36	1,015,000	1,240,848
5% 7/1/37	890,000	1,084,759
Series 2017 B, 4.125% 7/1/24 (d)	115,000	104,751
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	66,974
Series 2012:
4% 7/1/32	475,000	487,839
5% 7/1/24	170,000	180,797
5% 7/1/25	205,000	217,583
5% 7/1/27	85,000	89,750
Series 2016:
3% 10/1/20	95,000	95,000
4% 10/1/38	415,000	448,914
5% 10/1/22	185,000	200,596
5% 10/1/24	365,000	423,236
5% 10/1/25	360,000	429,098
5% 10/1/29	1,150,000	1,368,868
5% 10/1/31	895,000	1,053,370
5% 10/1/33	695,000	810,884
5% 10/1/38	1,285,000	1,480,410

TOTAL NEW HAMPSHIRE		17,135,185

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	213,615
5% 7/1/30 (FSA Insured)	435,000	512,047
5% 7/1/32 (FSA Insured)	215,000	250,649
5% 7/1/33 (FSA Insured)	225,000	261,376
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	260,000	247,507
Series A:
5% 11/1/31	2,265,000	2,688,804
5% 11/1/36	2,530,000	2,905,654
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	230,000	220,471
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,598,725
Series 2017 B, 5% 11/1/23	3,100,000	3,433,064
Series 2013 NN:
5% 3/1/27	13,685,000	14,671,962
5% 3/1/29	430,000	459,090
Series 2013:
5% 3/1/24	3,100,000	3,350,945
5% 3/1/25	380,000	409,515
Series 2014 PP, 5% 6/15/26	1,100,000	1,222,122
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,342,924
Series 2016 AAA:
5.5% 6/15/31	345,000	404,426
5.5% 6/15/32	860,000	1,003,216
Series LLL, 5% 6/15/44	1,140,000	1,269,732
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	8,000,000	8,118,640
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	418,608
5% 7/1/32	415,000	480,338
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	60,000	61,800
5% 7/1/22	60,000	64,135
5% 7/1/23	200,000	221,336
5% 7/1/24	330,000	376,718
5% 7/1/25	345,000	404,802
5% 7/1/26	190,000	227,909
5% 7/1/26	60,000	71,971
5% 7/1/27	85,000	101,594
5% 7/1/27	130,000	160,547
5% 7/1/28	65,000	79,521
5% 7/1/29	120,000	141,800
5% 7/1/29	85,000	100,442
5% 7/1/30	145,000	169,894
5% 7/1/30	170,000	205,999
Series 2016:
4% 7/1/48	500,000	524,180
5% 7/1/41	625,000	701,469
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	210,000	226,779
5% 12/1/23 (c)	350,000	389,134
5% 12/1/26 (c)	915,000	1,083,488
Series 2017 1B, 5% 12/1/21 (c)	220,000	229,940
Series 2018 B:
5% 12/1/25 (c)	725,000	844,748
5% 12/1/26 (c)	215,000	254,590
Series 2019 A:
5% 12/1/23	310,000	346,912
5% 12/1/24	180,000	207,562
5% 12/1/25	330,000	390,789
Series 2020:
5% 12/1/24 (c)	1,450,000	1,653,638
5% 12/1/24 (c)	690,000	786,904
5% 12/1/27 (c)	570,000	684,222
5% 12/1/28 (c)	1,000,000	1,211,600
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	5,624,847
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	75,935
Series 2010 A, 0% 12/15/27	2,350,000	1,945,448
Series 2014 AA, 5% 6/15/24	1,720,000	1,930,528
Series 2016 A:
5% 6/15/27	465,000	546,589
5% 6/15/28	1,905,000	2,222,049
5% 6/15/29	385,000	445,880
Series 2016 A-2, 5% 6/15/23	925,000	1,016,658
Series AA, 5% 6/15/29	385,000	404,369

TOTAL NEW JERSEY		74,620,156

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	500,000	556,270
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	33,988
5% 5/15/34	65,000	69,991
5% 5/15/39	50,000	53,089
5% 5/15/44	50,000	52,497
5% 5/15/49	100,000	104,480
Series 2019 B1, 2.625% 5/15/25	55,000	53,697

TOTAL NEW MEXICO		924,012

New York - 4.3%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	247,349
4% 7/1/34	215,000	246,248
Series 2017:
4% 12/1/20 (d)	200,000	200,894
4% 12/1/21 (d)	200,000	206,356
5% 12/1/22 (d)	300,000	323,970
5% 12/1/23 (d)	200,000	223,020
5% 12/1/24 (d)	200,000	229,572
5% 12/1/25 (d)	200,000	234,984
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,135,000	1,156,531
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,839,546
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	912,993
Series 2015 C, 5% 8/1/27	120,000	141,751
Series 2016 C and D, 5% 8/1/28	450,000	542,898
Series 2016 E, 5% 8/1/28	755,000	925,237
Series A, 5% 8/1/26	1,000,000	1,243,430
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	817,624
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,342,660
Series GG 1, 5% 6/15/48	11,930,000	15,054,706
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	988,106
Series 2015 S2, 5% 7/15/35	305,000	359,488
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,448,900
Series 2018 B, 5% 8/1/45	6,335,000	7,652,300
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,033,042
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,422,849
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,767,644
Series 2015 A1, 5% 11/15/45	1,280,000	1,322,534
Series 2020 A, 4% 2/1/22	1,550,000	1,566,306
Series 2020 D, 4% 11/15/46	11,710,000	11,358,349
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	250,000	272,738
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	740,000	793,754
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,330,503
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,149,387
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	189,628
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	212,283
4% 3/1/24 (FSA Insured)	235,000	264,077
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	1,006,750

TOTAL NEW YORK		64,028,407

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	327,018
5% 7/1/33	260,000	316,592
5% 7/1/37	605,000	728,366
Series 2017 B:
5% 7/1/21 (c)	35,000	36,138
5% 7/1/22 (c)	25,000	26,891
5% 7/1/23 (c)	30,000	33,443
5% 7/1/24 (c)	35,000	40,373
5% 7/1/25 (c)	15,000	17,844
5% 7/1/26 (c)	15,000	18,308
5% 7/1/27 (c)	35,000	43,679
5% 7/1/28 (c)	30,000	37,079
5% 7/1/29 (c)	40,000	49,063
5% 7/1/30 (c)	45,000	54,882
5% 7/1/31 (c)	85,000	103,182
5% 7/1/32 (c)	85,000	102,694
5% 7/1/33 (c)	90,000	108,312
5% 7/1/34 (c)	95,000	114,099
5% 7/1/35 (c)	65,000	77,825
5% 7/1/36 (c)	55,000	65,630
5% 7/1/37 (c)	65,000	77,344
5% 7/1/42 (c)	205,000	240,996
Series 2017 C, 4% 7/1/32	250,000	284,810
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	220,000	220,695
Series 2012, 5% 11/1/41	935,000	966,977
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	70,000	88,159
5% 10/1/47	565,000	662,830
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	239,447
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,749,098
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,133,410

TOTAL NORTH CAROLINA		9,965,184

Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,838,845
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	622,305
5% 8/1/26	345,000	428,314
5% 8/1/27	430,000	546,994
5% 8/1/28	490,000	626,921
5% 8/1/29	905,000	1,150,825
5% 8/1/30	730,000	923,202
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	671,347
Series 2020 A, 4% 12/1/40	4,000,000	4,601,080
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,454,267
Series 2012 B, 5% 2/15/42	335,000	352,825
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/32	2,335,000	3,060,485
5% 6/1/33	7,750,000	10,079,495
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,166,000
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	445,226
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,314,335
5% 12/1/51	1,650,000	1,961,817
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,304,871
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	673,432
5% 12/1/26	115,000	124,287
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,091
6% 8/15/43	140,000	140,409
Series 2015:
5% 8/15/29	240,000	279,396
5% 8/15/30	260,000	300,869
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,743,198
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	801,697
5% 2/15/44	915,000	946,888
5% 2/15/48	2,340,000	2,413,102
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,438,999
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	284,442
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	165,000	187,861
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	257,315
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	444,133
5% 2/15/34	75,000	86,003
Series 2019, 5% 2/15/29	1,035,000	1,188,491
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	905,960
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	133,357
5% 12/1/42	170,000	171,692

TOTAL OHIO		48,100,776

Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	390,000	457,271
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	250,972
5% 10/1/29	240,000	272,081
5% 10/1/36	170,000	187,787
5% 10/1/39	345,000	378,924
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	90,577
5% 8/15/23	45,000	49,456
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	259,882

TOTAL OKLAHOMA		1,946,950

Oregon - 0.2%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,000,000	1,115,490
Series 2019 A, 4% 7/1/50	1,955,000	2,190,499

TOTAL OREGON		3,305,989

Pennsylvania - 6.9%
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/27	1,065,000	1,202,364
5% 2/1/28	825,000	939,997
5% 2/1/29	750,000	860,190
5% 2/1/30	800,000	923,552
5% 2/1/31	700,000	812,371
5% 2/1/32	750,000	873,608
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (a)	505,000	561,080
Series 2020 B3, 5%, tender 2/1/30 (a)	290,000	327,155
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,777,559
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	213,092
5% 7/15/29	270,000	346,399
5% 7/15/32	170,000	214,668
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	225,000	255,746
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,154,460
5% 6/1/28	945,000	1,211,131
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	61,734
5% 6/1/23	85,000	94,730
5% 6/1/28	185,000	221,471
5% 6/1/29	200,000	238,186
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	718,394
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	270,053
Series 2019, 5% 7/1/49	745,000	822,979
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	483,741
4% 7/15/35	445,000	497,523
4% 7/15/37	860,000	955,047
5% 7/15/25	70,000	82,398
5% 7/15/26	215,000	259,167
5% 7/15/27	365,000	449,468
5% 7/15/28	270,000	333,175
5% 7/15/29	285,000	349,524
5% 7/15/30	380,000	463,501
5% 7/15/31	260,000	315,559
5% 7/15/32	270,000	325,820
5% 7/15/34	295,000	353,366
5% 7/15/36	865,000	1,028,926
5% 7/15/38	1,035,000	1,224,167
5% 7/15/43	1,205,000	1,412,790
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	520,632
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,745,959
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	208,451
5% 7/1/27	170,000	206,746
5% 7/1/28	170,000	204,918
5% 7/1/34	635,000	745,090
5% 7/1/36	345,000	402,536
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	372,007
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	232,130
5% 10/1/22	240,000	254,806
5% 10/1/23	70,000	76,259
5% 10/1/24	200,000	223,144
5% 10/1/25	180,000	200,297
5% 10/1/27	85,000	93,775
Series 2016 A:
5% 10/1/28	260,000	295,779
5% 10/1/29	450,000	509,522
5% 10/1/31	785,000	881,241
5% 10/1/36	1,410,000	1,556,795
5% 10/1/40	690,000	756,413
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,373,413
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	150,108
Series 2016 A, 5% 8/15/46	5,165,000	5,853,185
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (a)(c)	3,185,000	3,325,363
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	697,926
Series 2017:
5% 5/1/35	215,000	258,909
5% 5/1/37	270,000	322,998
5% 5/1/41	1,220,000	1,444,602
Series 2016:
5% 5/1/28	85,000	101,726
5% 5/1/32	215,000	252,330
5% 5/1/33	295,000	344,843
Series 2018 A, 5% 2/15/48	325,000	392,717
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	510,000	558,251
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	200,847
5% 7/1/26	170,000	205,697
5% 7/1/27	140,000	172,771
Series 2017 B:
5% 7/1/22 (c)	380,000	408,945
5% 7/1/22	50,000	53,900
5% 7/1/23 (c)	260,000	288,785
5% 7/1/23	85,000	94,484
5% 7/1/25 (c)	600,000	704,004
5% 7/1/26 (c)	515,000	618,700
5% 7/1/27 (c)	430,000	526,926
5% 7/1/28 (c)	515,000	625,045
5% 7/1/29 (c)	385,000	463,721
5% 7/1/32 (c)	515,000	611,017
5% 7/1/33 (c)	385,000	454,747
5% 7/1/34 (c)	690,000	812,882
5% 7/1/37 (c)	775,000	904,053
5% 7/1/42 (c)	2,325,000	2,678,098
5% 7/1/47 (c)	3,270,000	3,738,918
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,427,184
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	481,882
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,809,577
5% 9/1/26	1,580,000	1,935,010
5% 9/1/27	1,670,000	2,062,483
5% 9/1/28	1,395,000	1,711,135
Series 2016 F:
5% 9/1/28	2,410,000	2,956,154
5% 9/1/29	1,565,000	1,910,615
Series 2018 A:
5% 9/1/36	325,000	398,421
5% 9/1/37	190,000	231,889
5% 9/1/38	300,000	364,842
Series 2018 B, 5% 9/1/43	440,000	526,966
Series 2019 A:
4% 9/1/35	1,310,000	1,512,212
5% 9/1/30	1,365,000	1,761,887
5% 9/1/31	1,085,000	1,386,088
5% 9/1/34	625,000	793,988
Series F, 5% 9/1/30	1,170,000	1,422,404
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,537,042
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	863,607
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	539,543
4% 6/1/49	1,135,000	1,279,837
5% 6/1/44	830,000	1,015,049
5% 6/1/49	1,325,000	1,608,908
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	259,853
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,093,786
5% 8/1/48	4,165,000	4,722,943

TOTAL PENNSYLVANIA		102,374,807

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	140,307
5% 9/1/36	1,210,000	1,230,981
Series 2016:
5% 5/15/22	1,300,000	1,377,896
5% 5/15/39	1,085,000	1,191,211
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	415,000	463,298
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	745,000	831,338
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	485,000	495,374
5% 12/1/24 (c)	765,000	861,551
5% 12/1/28 (c)	1,700,000	2,024,666

TOTAL RHODE ISLAND		8,616,622

South Carolina - 2.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	604,895
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	547,752
5% 12/1/26	240,000	278,201
5% 12/1/28	975,000	1,119,193
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	590,000	668,429
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,533,740
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	190,000	233,189
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,746,682
Series 2014 A:
5% 12/1/49	2,330,000	2,573,858
5.5% 12/1/54	2,700,000	3,045,249
Series 2014 C, 5% 12/1/46	810,000	907,403
Series 2015 A, 5% 12/1/50	1,075,000	1,216,266
Series 2015 C, 5% 12/1/22	1,455,000	1,593,560
Series 2015 E, 5.25% 12/1/55	1,290,000	1,489,189
Series 2016 A:
5% 12/1/29	515,000	621,909
5% 12/1/38	50,000	58,667
Series 2016 B:
5% 12/1/31	190,000	230,590
5% 12/1/41	2,600,000	3,067,454
Series A, 5% 12/1/23	1,305,000	1,484,855
Spartanburg County Reg'l. Health:
Series 2012 A, 5% 4/15/37	1,255,000	1,317,926
Series 2017 A:
4% 4/15/43	3,225,000	3,500,222
4% 4/15/48	2,250,000	2,416,073
5% 4/15/48	2,205,000	2,548,319

TOTAL SOUTH CAROLINA		38,803,621

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	139,929
Series 2017:
5% 7/1/26	50,000	61,309
5% 7/1/28	50,000	61,981
5% 7/1/29	100,000	123,236

TOTAL SOUTH DAKOTA		386,455

Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	187,842
5% 7/1/24	255,000	280,156
5% 7/1/25	255,000	279,656
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,404,420
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (c)	440,000	499,963

TOTAL TENNESSEE		3,652,037

Texas - 8.6%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	20,000	20,076
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	535,000	542,843
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	170,000	195,561
5% 11/15/27 (c)	215,000	247,233
5% 11/15/28 (c)	260,000	298,303
5% 11/15/39 (c)	1,960,000	2,201,766
5% 11/15/44 (c)	4,795,000	5,354,145
Series 2017 B:
5% 11/15/28 (c)	170,000	205,159
5% 11/15/30 (c)	265,000	315,628
5% 11/15/32 (c)	210,000	247,286
5% 11/15/35 (c)	215,000	250,830
5% 11/15/36 (c)	360,000	418,734
5% 11/15/37 (c)	245,000	284,286
5% 11/15/41 (c)	980,000	1,126,971
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	497,190
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	264,951
5% 1/1/30	285,000	331,885
5% 1/1/31	80,000	92,666
5% 1/1/32	170,000	196,308
5% 1/1/40	1,000,000	1,139,900
5% 1/1/45	1,205,000	1,366,072
Series 2016:
5% 1/1/40	170,000	195,891
5% 1/1/46	120,000	137,290
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	275,000	297,547
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	547,974
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,456,680
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	917,895
5% 8/15/26	1,300,000	1,639,378
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	688,534
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	993,477
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	274,073
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	500,719
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	790,271
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,438,680
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (c)	515,000	532,932
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (c)	215,000	222,486
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (c)	260,000	269,053
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	865,000	933,889
Series 2018 A, 5% 7/1/41 (c)	3,000,000	3,555,900
Series 2018 C:
5% 7/1/29 (c)	345,000	431,250
5% 7/1/30 (c)	365,000	451,837
5% 7/1/31 (c)	260,000	319,740
5% 7/1/32 (c)	300,000	366,237
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	822,411
5% 3/1/31	800,000	995,392
5% 3/1/32	340,000	420,543
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	598,368
Series 2016 B, 5% 11/15/33	480,000	591,994
Series 2020 C:
4% 11/15/43	3,500,000	4,196,920
4% 11/15/49	3,500,000	4,159,225
5% 11/15/45	3,500,000	4,553,290
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	96,246
5% 10/15/30	325,000	386,536
5% 10/15/32	170,000	200,416
5% 10/15/36	115,000	134,059
5% 10/15/37	195,000	226,797
5% 10/15/38	275,000	319,151
5% 10/15/44	270,000	309,852
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	170,000	199,740
5% 11/1/27 (c)	370,000	432,352
5% 11/1/28 (c)	570,000	662,426
5% 11/1/29 (c)	345,000	399,665
5% 11/1/32 (c)	635,000	726,961
Series 2017:
5% 11/1/22 (c)	130,000	140,559
5% 11/1/23 (c)	190,000	212,498
5% 11/1/24 (c)	170,000	196,008
5% 11/1/25 (c)	170,000	201,391
5% 11/1/26 (c)	170,000	205,788
5% 11/1/27 (c)	170,000	204,299
5% 11/1/28 (c)	300,000	357,315
5% 11/1/29 (c)	215,000	254,311
5% 11/1/30 (c)	170,000	199,847
5% 11/1/31 (c)	385,000	450,204
5% 11/1/32 (c)	445,000	517,513
5% 11/1/33 (c)	170,000	196,994
5% 11/1/34 (c)	170,000	196,491
5% 11/1/36 (c)	170,000	195,291
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,200,660
5% 5/15/26	1,260,000	1,555,672
5% 5/15/27	1,500,000	1,900,470
Series 2015 D:
5% 5/15/28	380,000	454,906
5% 5/15/30	860,000	1,021,749
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	164,831
5% 8/15/29	345,000	431,912
5% 8/15/47	395,000	470,564
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	144,771
5% 4/1/30	590,000	672,913
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	203,721
5% 1/1/33	205,000	248,308
5% 1/1/34	260,000	313,867
5% 1/1/34	515,000	703,227
5% 1/1/35	380,000	457,676
5% 1/1/36	1,035,000	1,242,580
5% 1/1/37	1,375,000	1,645,848
5% 1/1/38	560,000	605,892
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	170,209
5% 1/1/30	75,000	89,682
5% 1/1/31	100,000	119,048
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,713,140
Series 2015 A, 5% 1/1/32	575,000	670,577
Series 2015 B, 5% 1/1/40	1,720,000	1,858,168
Series 2016 A, 5% 1/1/36	215,000	253,044
Series 2017 A, 5% 1/1/39	5,620,000	6,865,111
Series 2018:
4% 1/1/37	2,125,000	2,449,615
4% 1/1/38	4,365,000	5,017,480
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	918,123
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	93,881
5% 10/1/30	120,000	149,428
5% 10/1/31	110,000	136,330
5% 10/1/39	215,000	259,359
5% 10/1/40	170,000	204,597
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	751,928
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	971,525
5% 2/15/25	145,000	172,112
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,112,969	1,198,167
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,190,000	1,361,289
Series A, 3.5% 3/1/51	1,135,000	1,283,254
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	660,000	660,620
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	710,000	805,680
4% 6/30/39	1,800,000	2,028,204
4% 6/30/40	1,500,000	1,688,865
Series 2013, 6.75% 6/30/43 (c)	2,580,000	2,927,500
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	694,691
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,506,440
Series 2020, 5% 8/1/30	1,000,000	1,366,310
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,278,927
5% 2/15/33	690,000	825,178
5% 2/15/34	860,000	1,025,662
5% 2/15/36	515,000	611,181
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	443,228
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	5,279,760
5% 8/15/31	3,000,000	4,200,180
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	431,148
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	972,192

TOTAL TEXAS		126,411,779

Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	345,000	370,464
5% 7/1/24 (c)	300,000	344,736
5% 7/1/25 (c)	345,000	408,128
5% 7/1/27 (c)	730,000	901,937
5% 7/1/29 (c)	640,000	775,846
5% 7/1/30 (c)	475,000	571,891
5% 7/1/31 (c)	905,000	1,082,615
5% 7/1/33 (c)	690,000	816,429
5% 7/1/35 (c)	690,000	811,792
5% 7/1/36 (c)	930,000	1,090,462
5% 7/1/37 (c)	730,000	853,545
5% 7/1/42 (c)	4,220,000	4,875,028
Series 2018 A:
5% 7/1/33 (c)	1,655,000	1,999,703
5.25% 7/1/48 (c)	1,215,000	1,437,236
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	593,407

TOTAL UTAH		16,933,219

Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	827,209
5% 10/15/46	980,000	1,017,955
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	1,000,000	1,182,260
5% 6/15/29 (c)	1,700,000	2,047,106
Series 2020 A, 5% 6/15/28 (c)	1,000,000	1,193,790

TOTAL VERMONT		6,268,320

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	916,195
5% 6/15/30	215,000	239,658
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	117,632
Series 2016:
4% 6/15/37	125,000	136,034
5% 6/15/27	260,000	309,819
5% 6/15/30	110,000	129,095
5% 6/15/33	75,000	86,707
5% 6/15/34	140,000	161,479
5% 6/15/35	380,000	437,152
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	193,837
5% 1/1/40	385,000	434,923
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	190,460
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	1,035,000	1,071,463
5% 1/1/40 (c)	205,000	211,552
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	504,261
5% 1/1/34	260,000	301,590
5% 1/1/35	260,000	300,999
5% 1/1/44	170,000	193,288
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	820,000	834,317

TOTAL VIRGINIA		6,770,461

Washington - 1.4%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	600,000	703,710
5% 10/1/30 (c)	345,000	401,283
Series 2019 A, 4% 4/1/44 (c)	625,000	670,219
Series 2019, 5% 4/1/44 (c)	1,500,000	1,775,655
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	230,000	237,085
5% 6/1/22 (c)	170,000	183,073
5% 6/1/24 (c)	270,000	298,860
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,033,998
5% 12/1/27	710,000	756,299
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	688,953
5% 2/1/34	715,000	847,289
Series 2017 D, 5% 2/1/33	610,000	756,937
Series 2018 C, 5% 8/1/30	1,150,000	1,464,709
Series R-2017 A, 5% 8/1/30	350,000	439,523
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	166,404
5% 7/1/27	265,000	329,933
5% 7/1/28	325,000	405,837
5% 7/1/29	125,000	155,119
5% 7/1/30	150,000	184,556
5% 7/1/31	180,000	220,367
5% 7/1/32	345,000	419,975
5% 7/1/33	490,000	593,655
5% 7/1/34	115,000	138,942
5% 7/1/42	1,650,000	1,948,634
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	959,101
Series 2015:
5% 1/1/25	345,000	406,286
5% 1/1/27	400,000	472,856
Series 2017, 4% 8/15/42	2,055,000	2,142,625
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	419,606
5% 10/1/28	380,000	427,561
5% 10/1/35	390,000	425,198
5% 10/1/36	590,000	642,327
5% 10/1/40	580,000	625,646

TOTAL WASHINGTON		21,342,221

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	346,951
5% 1/1/32	230,000	282,976

TOTAL WEST VIRGINIA		629,927

Wisconsin - 1.5%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	145,000	153,880
5% 5/15/28 (d)	230,000	246,565
5.25% 5/15/37 (d)	70,000	74,423
5.25% 5/15/42 (d)	85,000	89,755
5.25% 5/15/47 (d)	85,000	89,255
5.25% 5/15/52 (d)	160,000	167,541
Pub. Fin. Auth. Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,037,206
5% 1/1/42	890,000	824,060
Series 2018 A:
5.25% 10/1/43	1,595,000	1,678,929
5.25% 10/1/48	1,595,000	1,667,222
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,745,003
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	150,000	153,674
5% 10/1/48 (d)	180,000	183,325
5% 10/1/53 (d)	310,000	314,693
Roseman Univ. of Health (Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	325,000	348,348
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,024,647
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	850,000	901,876
Series 2014:
4% 5/1/33	605,000	638,578
5% 5/1/22	135,000	143,689
Series 2016 A:
5% 2/15/28	410,000	481,389
5% 2/15/29	530,000	618,855
5% 2/15/30	585,000	680,197
Series 2017 A:
5% 9/1/29	1,000,000	1,179,640
5% 9/1/31	170,000	198,227
5% 9/1/33	295,000	339,592
5% 9/1/35	325,000	370,913
Series 2018, 5% 4/1/34	2,000,000	2,491,440
Series 2019 A:
2.25% 11/1/26	305,000	298,354
5% 11/1/26	355,000	382,569
5% 11/1/46	1,015,000	1,032,275
Series 2019 B1, 2.825% 11/1/28	345,000	345,159
Series 2019 B2, 2.55% 11/1/27	220,000	217,743
Series 2019:
5% 10/1/30	405,000	510,693
5% 10/1/32	850,000	1,054,068
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	430,000	454,863
5% 6/1/27	385,000	407,191

TOTAL WISCONSIN		22,545,837

TOTAL MUNICIPAL BONDS
(Cost $1,337,901,338)		1,416,826,339

Municipal Notes - 0.1%
New York - 0.1%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22
(Cost $1,029,837)	1,000,000	1,028,520
	Shares	Value

Money Market Funds - 3.3%
Fidelity Municipal Cash Central Fund .16% (g)
(Cost $48,765,005)	48,760,124	48,764,928
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,387,696,180)		1,466,619,787
NET OTHER ASSETS (LIABILITIES) - 0.6%		8,554,046
NET ASSETS - 100%		$1,475,173,833

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,125,122 or 0.8% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$152,600
Total	$152,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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